Distribution of the Bank's profit and Earnings per share - EPS Basic (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share
Profit attributable to the Parent	$ 18,974	$ 20,381	$ 19,353
Weighted average number of shares outstanding	6,776,640,349	6,775,455,458	6,776,220,369
Basic earnings per share (in pesos per share)	$ 2.80	$ 3.01	$ 2.86